Financial Instruments (Details 5) - 12 months ended Dec. 31, 2018 ₪ in Thousands, $ in Thousands		ILS (₪)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Change in fair value of financial instruments measured at fair value through profit and loss		₪ 31,220	$ 8,331
Financial asset through profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Balance as at issuance date	[1]	71,265
Change in fair value of financial instruments measured at fair value through profit and loss	[1]	13,915
Exchange rate differences through profit and loss	[1]
Translation reserve	[1]	1,082
Balance as at December 31, 2018	[1]	86,262
Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Balance as at issuance date	[2]	(42,214)
Change in fair value of financial instruments measured at fair value through profit and loss	[2]	31,220
Exchange rate differences through profit and loss	[2]	2,896
Translation reserve	[2]	(2,896)
Balance as at December 31, 2018	[2]	₪ (10,994)

[1]	The fair value of financial asset through profit and lost is based on Level 2 in fair value hierarchy. With respect to investment in Gamida, see Note 8
[2]	The fair value of derivative (conversion component) is based on Level 3 in fair value hierarchy. See also Note 11 (2) with respect to issuance of convertible notes by Elbit Medical.